NOTE 9. CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 9. CONSTRUCTION IN PROGRESS

Summaries of construction in progress are as follows:

	December 31,
	2013	2012

Construction in progress	$—	$76,669

Construction in progress represented the construction cost of Kai Yuan Center which was placed into service in April 2013.